Fair value - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	€ 83,470	€ 64,760	€ 85,929
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	0	374	0
Total non-current	52,789	28,286	38,915
Total current	30,681	36,474	47,014
Loans & Borrowings including lease liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	63,113	41,284	64,398
Trade payables
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	20,125	23,348	21,196
Other liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	232	128	335
Cash settled share based payments
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	0	0	0
Derivatives
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	0	374	0
Fair value
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	83,322	62,994	84,593
Fair value | Loans & Borrowings including lease liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	62,965	39,518	63,062
Fair value | Trade payables
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	20,125	23,348	21,196
Fair value | Other liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	€ 232	€ 128	€ 335